Gains on Investment Securities and Dividends - Gains on Investment Securities and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Net Investment Income [Line Items]
Net gains on investment securities	¥ 54,585	¥ 44,622	¥ 20,204
Dividends income	1,925	1,475	2,295
Gains on investment securities and dividends	¥ 56,510	¥ 46,097	¥ 22,499